Oher Revenues and Expenses - Net	12 Months Ended
Dec. 31, 2018
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Oher Revenues and Expenses - Net

NOTE 26. OTHER REVENUES AND EXPENSES-NET

Other revenues and expenses-net for each of the years ended December 31, 2018, 2017 and 2016, was as follows:

	2018		2017		2016
Participation rights(1)	Ps.	14,165,042	Ps.	—	Ps.	—
Other		7,525,714		4,277,207		14,228,801
Claims recovery		3,979,698		16,386,250		3,695,217
Revenues from reinsurance premiums		3,615,907		1,986,568		3,694,026
Other income for services		3,786,253		4,720,546		4,266,854
Sale of fixed assets by bidding(2)		3,301,653		—		—
Gain on sale of fixed assets		1,850,052				2,687,652
Price of sale share		1,262,987		3,139,103		22,684,736
Franchise fees		1,125,339		917,934		1,059,333
Bidding terms, sanctions, penalties and other		630,365		825,956		3,223,437
Cash distributions		274,621		—		—
Fiscal support (Profit-sharing duty)(3)		—		—		28,439,379
Assets value transferred to CENAGAS		—		—		7,450,931

Total other revenues	Ps.	41,517,631	Ps.	32,253,564	Ps.	91,430,366
Transportation and distribution of natural gas	Ps.	(12,600,191)	Ps.	(8,447,031)	Ps.	(2,140,943)
Other		(5,348,666)		(7,927,150)		(3,581,036)
Claims		(474,299)		(3,640,036)		(4,757,116)
Transportation and distribution of natural gas		(41,964)		(6,652,878)		(8,830,967)
Loss in the sale of associates		—		(412,393)		(7,473,698)
Loss in the Assets value transferred to CENAGAS		—		—		(35,333,411)
Impairment of goodwill		—		—		(4,007,018)
Services provided		—		—		(2,656,571)

Total other expenses	Ps.	(18,465,120)	Ps.	(27,079,488)	Ps.	(68,780,760)

Total other revenues and expenses, net	Ps.	23,052,511	Ps.	5,174,076	Ps.	22,649,606

(1)	Relates to rights receivable of EECs, for which the operators of the EECs guarantee their participation in such contracts.
(2)	Relates mainly to exploration and production fixed assets.
(3)	Fiscal incentive from the Mexican Government to mitigate the impact of international oil prices during 2016.